UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 2.2%
Honeywell International, Inc.	232	$26,408
Lockheed Martin Corp.	112	26,458
Raytheon Co.	201	26,064
United Technologies Corp.	277	27,861

		$106,791

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	271	$27,937

		$27,937

Automobiles — 1.1%
Ford Motor Co.	2,083	$28,100
General Motors Co.	894	27,964

		$56,064

Banks — 4.0%
Bank of Hawaii Corp.	381	$27,375
F.N.B. Corp.	2,112	28,280
People’s United Financial, Inc.	1,776	28,203
U.S. Bancorp	603	25,820
United Bankshares, Inc.	680	27,071
Valley National Bancorp	2,989	28,485
Wells Fargo & Co.	562	28,504

		$193,738

Beverages — 1.7%
Coca-Cola Co. (The)	584	$26,046
Dr Pepper Snapple Group, Inc.	298	27,237
PepsiCo, Inc.	273	27,620

		$80,903

Biotechnology — 0.6%
Amgen, Inc.	183	$28,905

		$28,905

Capital Markets — 0.5%
T. Rowe Price Group, Inc.	337	$25,969

		$25,969

Chemicals — 4.7%
Air Products and Chemicals, Inc.	203	$28,956
Dow Chemical Co. (The)	550	28,248
E.I. du Pont de Nemours & Co.	403	26,360
LyondellBasell Industries NV, Class A	334	27,174
Olin Corp.	1,369	31,501
Praxair, Inc.	260	28,564
RPM International, Inc.	547	27,454
Scotts Miracle-Gro Co. (The), Class A	425	29,537

		$227,794

Commercial Services & Supplies — 3.3%
Covanta Holding Corp.	1,665	$27,756
KAR Auction Services, Inc.	655	26,881
Pitney Bowes, Inc.	1,423	26,510
Republic Services, Inc.	570	27,520
RR Donnelley & Sons Co.	1,752	28,540
Waste Management, Inc.	423	25,782

		$162,989

Security	Shares	Value
Communications Equipment — 1.7%
Cisco Systems, Inc.	979	$28,440
Harris Corp.	349	27,491
Motorola Solutions, Inc.	398	27,569

		$83,500

Containers & Packaging — 3.5%
AptarGroup, Inc.	357	$27,582
Avery Dennison Corp.	363	27,000
Bemis Co., Inc.	553	27,838
Greif, Inc., Class A	780	27,971
International Paper Co.	702	29,596
Sonoco Products Co.	623	29,698

		$169,685

Distributors — 0.6%
Genuine Parts Co.	292	$28,301

		$28,301

Diversified Financial Services — 0.6%
CME Group, Inc.	279	$27,311

		$27,311

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	683	$26,739
CenturyLink, Inc.	943	25,574
Cogent Communications Group, Inc.	658	26,202
Verizon Communications, Inc.	514	26,163

		$104,678

Electric Utilities — 5.5%
ALLETE, Inc.	469	$27,080
Alliant Energy Corp.	756	28,010
Duke Energy Corp.	340	26,598
Entergy Corp.	371	28,166
Eversource Energy	470	25,963
Pinnacle West Capital Corp.	365	26,860
PPL Corp.	685	26,400
Southern Co. (The)	530	26,203
Westar Energy, Inc.	487	27,433
Xcel Energy, Inc.	667	27,594

		$270,307

Electrical Equipment — 1.2%
Eaton Corp. PLC	456	$28,103
Emerson Electric Co.	540	28,091

		$56,194

Energy Equipment & Services — 2.2%
Helmerich & Payne, Inc.	443	$27,089
National Oilwell Varco, Inc.	810	26,690
Oceaneering International, Inc.	829	27,407
Schlumberger, Ltd.	337	25,713

		$106,899

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	193	$28,713
Sysco Corp.	531	25,546
Wal-Mart Stores, Inc.	360	25,481

		$79,740

Food Products — 2.2%
B&G Foods, Inc.	591	$25,407
Campbell Soup Co.	427	25,863
General Mills, Inc.	437	27,435
Kellogg Co.	368	27,368

		$106,073

Security	Shares	Value
Gas Utilities — 1.1%
AGL Resources, Inc.	418	$27,504
Spire, Inc.	441	28,039

		$55,543

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	679	$26,909
Baxter International, Inc.	606	26,155
Becton, Dickinson and Co.	165	27,464
Dentsply Sirona, Inc.	453	28,159
Medtronic PLC	332	26,719
Teleflex, Inc.	158	25,454

		$160,860

Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	343	$25,718
Cardinal Health, Inc.	357	28,185
Owens & Minor, Inc.	704	26,252
Patterson Cos., Inc.	608	29,677
Quest Diagnostics, Inc.	348	26,855
UnitedHealth Group, Inc.	197	26,333

		$163,020

Hotels, Restaurants & Leisure — 2.8%
Cracker Barrel Old Country Store, Inc.	188	$28,478
Darden Restaurants, Inc.	411	27,878
DineEquity, Inc.	334	28,076
McDonald’s Corp.	223	27,219
Six Flags Entertainment Corp.	446	25,730

		$137,381

Household Durables — 1.7%
Garmin, Ltd.	628	$26,703
Leggett & Platt, Inc.	516	25,934
Tupperware Brands Corp.	498	28,177

		$80,814

Household Products — 2.7%
Church & Dwight Co., Inc.	267	$26,294
Clorox Co. (The)	211	27,122
Colgate-Palmolive Co.	391	27,530
Kimberly-Clark Corp.	207	26,297
Procter & Gamble Co. (The)	321	26,014

		$133,257

Industrial Conglomerates — 1.1%
3M Co.	165	$27,773
General Electric Co.	851	25,726

		$53,499

Insurance — 5.5%
Aflac, Inc.	389	$27,020
American Financial Group, Inc.	378	27,700
Arthur J. Gallagher & Co.	559	27,016
Chubb, Ltd.	208	26,335
Cincinnati Financial Corp.	376	25,982
Marsh & McLennan Cos., Inc.	423	27,948
Old Republic International Corp.	1,352	25,904
Progressive Corp. (The)	794	26,440

Security	Shares	Value
Travelers Cos., Inc. (The)	236	$26,937
Validus Holdings, Ltd.	573	27,899

		$269,181

IT Services — 4.4%
Accenture PLC, Class A	215	$25,579
Amdocs, Ltd.	461	26,733
Automatic Data Processing, Inc.	321	28,197
Broadridge Financial Solutions, Inc.	425	27,281
Fidelity National Information Services, Inc.	350	25,994
International Business Machines Corp.	186	28,596
Jack Henry & Associates, Inc.	319	26,933
Paychex, Inc.	497	26,947

		$216,260

Leisure Products — 0.6%
Mattel, Inc.	883	$28,150

		$28,150

Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	239	$26,261
PerkinElmer, Inc.	468	25,623

		$51,884

Machinery — 1.7%
Caterpillar, Inc.	389	$28,206
Deere & Co.	351	28,884
Illinois Tool Works, Inc.	251	26,614

		$83,704

Media — 2.7%
Cinemark Holdings, Inc.	764	$27,642
Meredith Corp.	528	26,136
Omnicom Group, Inc.	310	25,832
Regal Entertainment Group, Class A	1,315	27,654
Thomson Reuters Corp.	616	25,903

		$133,167

Metals & Mining — 2.9%
Commercial Metals Co.	1,688	$28,983
Compass Minerals International, Inc.	343	26,737
Freeport-McMoRan, Inc.	2,422	26,836
Kaiser Aluminum Corp.	341	29,227
Nucor Corp.	614	29,785

		$141,568

Multi-Utilities — 4.5%
Ameren Corp.	586	$29,036
Avista Corp.	634	25,500
Centerpoint Energy, Inc.	1,245	28,050
Consolidated Edison, Inc.	361	26,447
DTE Energy Co.	302	27,385
SCANA Corp.	389	27,195
TECO Energy, Inc.	995	27,402
WEC Energy Group, Inc.	459	27,604

		$218,619

Multiline Retail — 0.5%
Target Corp.	374	$25,724

		$25,724

Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	273	$27,573
ConocoPhillips	627	27,456
CVR Energy, Inc.	1,268	24,904

Security	Shares	Value
Exxon Mobil Corp.	291	$25,905
HollyFrontier Corp.	928	24,833
Kinder Morgan, Inc.	1,493	26,994
Marathon Oil Corp.	2,074	27,107
Murphy Oil Corp.	856	26,459
Occidental Petroleum Corp.	360	27,159
Oneok, Inc.	609	26,339
Phillips 66	326	26,197
Spectra Energy Corp.	884	28,164
Teekay Corp.	2,625	27,615
Valero Energy Corp.	503	27,514
Western Refining, Inc.	1,128	23,959
Williams Cos., Inc. (The)	1,156	25,617

		$423,795

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	356	$25,525
Eli Lilly & Co.	348	26,110
Johnson & Johnson	235	26,482
Merck & Co., Inc.	464	26,105
Pfizer, Inc.	754	26,164

		$130,386

Professional Services — 0.5%
Nielsen Holdings PLC	487	$26,001

		$26,001

Semiconductors & Semiconductor Equipment — 2.2%
Linear Technology Corp.	556	$26,310
Maxim Integrated Products, Inc.	690	26,192
QUALCOMM, Inc.	489	26,856
Texas Instruments, Inc.	434	26,301

		$105,659

Software — 0.6%
CA, Inc.	843	$27,246

		$27,246

Specialty Retail — 0.6%
Home Depot, Inc. (The)	208	$27,481

		$27,481

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	704	$27,752

		$27,752

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	1,711	$26,931

		$26,931

Tobacco — 2.7%
Altria Group, Inc.	398	$25,329
Philip Morris International, Inc.	278	27,433
Reynolds American, Inc.	539	26,788
Universal Corp.	481	26,311
Vector Group, Ltd.	1,234	26,494

		$132,355

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc.	371	$27,806

		$27,806

Total Common Stocks (identified cost $4,447,024)		$4,851,821

Short-Term Investments — 4.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(1)	$213	$212,589

Total Short-Term Investments (identified cost $212,589)		$212,589

Total Investments — 103.8% (identified cost $4,659,613)		$5,064,410

Other Assets, Less Liabilities — (3.8)%		$(187,522)

Net Assets — 100.0%		$4,876,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $65.

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,664,213

Gross unrealized appreciation	$568,693
Gross unrealized depreciation	(168,496)

Net unrealized appreciation	$400,197

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$4,851,821	*	$—	$—	$4,851,821
Short-Term Investments	—		212,589	—	212,589
Total Investments	$4,851,821		$212,589	$—	$5,064,410

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2016